UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

ZIEGLER SENIOR FLOATING RATE FUND
−	CLASS A (ZFLAX)
−	CLASS C (ZFLCX)
−	INSTITUTIONAL CLASS (ZFLIX)

ZIEGLER FAMCO HEDGED EQUITY FUND
−	INSTITUTIONAL CLASS (SHLDX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2022

Table of Contents

Ziegler Senior Floating Rate Fund
Shareholder Letter	1
Allocation of Portfolio Holdings	3
Schedule of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14

Ziegler FAMCO Hedged Equity Fund
Shareholder Letter	17
Allocation of Portfolio Holdings	20
Schedule of Investments	21
Statement of Assets and Liabilities	28
Statement of Operations	29
Statement of Changes in Net Assets	30
Financial Highlights	31
Notes to Financial Statements	32
Expense Example	41
Other Information	42
Privacy Notice	43

Ziegler Senior Floating Rate Fund
Semi-Annual Report
Period Ending March 31, 2022

Dear Investor:

We are pleased to present you with the Semi-Annual Report of Ziegler Senior Floating Rate Fund (the “Fund”) for the six-month period ended March 31, 2022.

During the reporting period, the Fund’s total return was -0.13% for Institutional shares, -0.24% for Class A shares without the sales charge, -4.50% for Class A shares with the sales charge, and -0.63% for Class C shares. The Credit Suisse Leveraged Loan Index’s total return was 0.61%, during the same period.

Market Environment
The market environment for bank loans remained strong in the fourth quarter of 2021 but softened modestly during the first quarter of 2022. The US economy remains challenged by supply chain issues and inflationary pressures from the pandemic, and the ongoing Russia/Ukraine crisis provided an additional headwind. The US economy contracted -1.4% during the first quarter of 2022 according to the “advance” estimate of Real GDP Growth released by the Bureau of Economic Analysis.  Despite these impediments, the bank loan market fared much better during the quarter than most other asset classes, such as including U.S. equities, investment grade fixed income and high yield bonds.

The technical landscape for loans also modestly eroded during Q1 2022 as both leveraged loan and collateralized loan obligations (CLO) issuances slowed given, heightened geopolitical concerns and economic uncertainty. However, loan price levels received some support from meaningfully positive retail inflows.  The asset class is seeing increased investor enthusiasm for floating rate loans given expectations of rising rates over the next 12-18 months. The demand from CLOs continues to be good but at a slower pace than the records we saw in 2021.

Performance Discussion
The Ziegler Senior Floating Rate Fund’s Institutional Class Shares underperformed the Credit Suisse Leveraged Loan Index (the “Index”) for the six-month period ended March 31, 2022 by 0.74%.

Approximately half of the relative underperformance versus the index is attributable to the Fund’s expense ratio, and the remainder is largely attributed to the composition of the portfolio, which is skewed toward higher quality and larger sized issuers. During the reporting period, we generally saw mixed performances across the rating spectrum. Out-of-favor and pandemic impacted industries such as metals/minerals, energy, and gaming/leisure, where the Fund has limited exposure, outperformed.

While the portfolio trailed the index during the reporting period largely due to the ongoing recovery in trading levels of lower quality credits, we continue to believe that, over the longer term, our more conservative portfolio composition is better positioned to outperform through an entire credit cycle.

Outlook
The loan market has outperformed equities and other credit products so far in 2022 largely due to its floating rate nature.  The first quarter of the year was somewhat volatile as uncertainty surrounding the Ukrainian crisis came to light.  This created a buying opportunity, particularly in primary new issuance which came at attractive pricing levels.

As we look forward, we expect loans to outperform other rate sensitive credit products, but we believe there will be additional periods of volatility, which may create opportunities for the Fund.  We expect to see additional dispersion among individual borrowers as earnings results uncover those businesses that have successfully managed through labor, commodity inflation and supply chain realities.  We continue to invest in companies with defensive features to offset these new risks.  Against this backdrop we believe that the default environment will remain fairly benign this year with default rates well below historic average.

We would like to take this opportunity to thank you for the confidence and trust you have placed in us. We appreciate the opportunity to invest on your behalf.

Sincerely,

Roberta Goss                                                                 Todd Murray
Portfolio Manager Portfolio Manager

Past performance is not a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

An investment in the Fund is subject to risk and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund include bank loans and senior loans risk, borrowing and leverage risk, CLO risk, counterparty risk, credit risk, defaulted debt securities risk, floating rate securities risk, foreign securities risk, high yield securities risk, inflation risk, interest rate risk, investment risk, issuer risk, liquidity risk, loan interests risk, manager risk, market risk, new fund risk, regulatory risk, and unrated securities risk. Please see the prospectus for more information. Even though senior debtholders are in line to be repaid first in the event of bankruptcy, they will not necessarily receive the full amount they are owed.

The report must be preceded or accompanied by a prospectus.

The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. The index inception is January 1992.

It is not possible to invest directly in an index.

The Ziegler Senior Floating Rate Fund is distributed by Quasar Distributors, LLC.

Ziegler Senior Floating Rate Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2022 (Unaudited)

HEALTH CARE PROVIDERS & SERVICES 10.2%
MEDIA 7.3%
SOFTWARE 5.1%
HEALTH CARE TECHNOLOGY 4.8%
DIVERSIFIED TELECOMMUNICATION SERVICES 4.5%
COMMERCIAL SERVICES AND SUPPLIES 4.5%
AUTO COMPONENTS 4.4%
HOTELS RESTAURANTS & LEISURE 4.3%
INTERNET SOFTWARE & SERVICES 3.5%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 3.4%
AEROSPACE & DEFENSE 3.3%
MACHINERY 3.1%
PHARMACEUTICALS 3.0%
FOOD PRODUCTS 3.0%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.9%
CHEMICALS 2.8%
DIVERSIFIED FINANCIAL SERVICES 2.8%
HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
INSURANCE 2.4%
EXCHANGE TRADED FUND 2.3%
OIL, GAS & CONSUMABLE FUELS 2.1%
DIVERSIFIED CONSUMER SERVICES 2.1%
SHORT TERM INVESTMENT 2.0%
CONSTRUCTION MATERIALS 1.7%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.6%
SPECIALTY RETAIL 1.5%
INDUSTRIAL CONGLOMERATES 1.4%
PROFESSIONAL SERVICES 1.2%
BUILDING PRODUCTS 1.1%
ELECTRIC UTILITIES 1.0%
DISTRIBUTORS 0.9%
CONTAINERS AND PACKAGING 0.8%
ENERGY EQUIPMENT & SERVICES 0.8%
WATER TREATMENT SYSTEMS 0.6%
METALS & MINING 0.6%
AUTOMOBILES 0.3%
CONSTRUCTION & ENGINEERING 0.2%

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
Principal		Current	Maturity
Amount		Rate	Date	Value
	BANK LOANS (1) ― 95.4%
	AEROSPACE & DEFENSE ― 3.3%
$750,000	American Airlines, Inc. (3 Month USD LIBOR + 4.750%, 0.75% Floor)	5.500%	4/20/2028	$761,250
300,000	Mileage Plus Holdings, LLC (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	7/30/2027	312,291
243,028	Peraton Corp. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	2/1/2028	241,813
489,975	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.707	5/30/2025	482,013
489,975	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.707	8/22/2024	483,914
				2,281,281
	AUTO COMPONENTS ― 4.4%
488,750	Belron Finance US, LLC (3 Month USD LIBOR + 2.250%)	2.563	11/30/2026	484,781
845,208	Clarios Global, LP (1 Month USD LIBOR + 3.250%)	3.707	4/30/2026	835,911
56,000	DexKo Global, Inc. (3 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	9/22/2028	54,997
294,000	DexKo Global, Inc. (3 Month USD LIBOR + 3.750%, 0.50% Floor)	4.720	9/29/2028	288,733
497,500	Garrett LX I SARL (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	3/6/2028	485,684
475,200	PAI HoldCo, Inc. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	10/26/2027	471,636
400,000	Safe Fleet Holdings, LLC (3 Month USD SOFR + 3.750%, 0.50% Floor)	4.270	3/31/2029	395,666
				3,017,408
	AUTOMOBILES ― 0.3%
183,702	KAR Auction Services, Inc. (1 Month USD LIBOR + 2.250%)	2.750	9/19/2026	182,554

	BUILDING PRODUCTS ― 1.1%
248,125	Foundation Building Materials, Inc. (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	1/31/2028	244,155
250,000	Quikrete Holdings, Inc. (1 Month USD LIBOR + 3.000%)	3.468	5/12/2028	245,955
250,000	Specialty Building Products Holdings LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	10/31/2028	244,610
				734,720
	CHEMICALS ― 2.8%
248,125	Alpha 3 BV (1 Month USD LIBOR + 2.500%, 0.50% Floor)	3.000	3/17/2028	245,675
247,500	CPC Acquisition Corp. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.760	1/31/2028	241,313
421,818	Herens US Holdco Corp. (3 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	12/31/2028	412,327
249,375	Olympus Water US Holding Corp. (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	9/21/2028	243,375
495,000	Plaskolite PPC Intermediate II LLC (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	12/15/2025	476,313
342,000	PMHC II, Inc. (3 Month USD SOFR + 4.250%, 0.50% Floor)	4.750	3/30/2029	327,179
				1,946,182
	COMMERCIAL SERVICES AND SUPPLIES ― 4.5%
746,250	Allied Universal Holdco LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	5/12/2028	735,788
496,266	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	3/31/2028	491,986
500,000	Restaurant Technologies (3 Month USD SOFR + 4.250%)	4.250	3/17/2029	496,875
171,766	Garda World Security Corp. (1 Month USD LIBOR + 4.250%)	4.710	10/30/2026	170,111
705,856	Prime Security Services Borrower, LLC (6 Month USD LIBOR + 2.750%, 0.75% Floor)	3.500	9/23/2026	701,741
486,344	Trugreen, Ltd. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	10/29/2027	484,116
				3,080,617

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	CONSTRUCTION & ENGINEERING ― 0.1%
$125,637	McDermott International, Inc. (1 Month USD LIBOR + 1.000%)	1.104%	6/30/2025	$63,526
19,236	McDermott International, Inc. (1 Month USD LIBOR + 3.000%)	3.457	6/30/2024	12,022
				75,548
	CONSTRUCTION MATERIALS ― 1.7%
424,434	CPG International, Inc. (12 Month USD LIBOR + 2.500%, 0.75% Floor)	3.250	5/3/2024	421,622
734,335	Tamko Building Products, LLC (3 Month USD LIBOR + 3.000%)	4.006	5/31/2026	721,330
				1,142,952
	CONTAINERS AND PACKAGING ― 0.8%
250,000	Clydesdale Acquisition Holdings (1 Month USD SOFR + 4.000%, 0.75% Floor)	4.750	6/30/2029	246,250
96,986	Graham Packaging Company, Inc (1 Month USD LIBOR + 3.000%, 0.75% Floor)	3.750	8/4/2027	95,505
113,850	Kleopatra (6 Month USD LIBOR + 4.750%, 0.50% Floor)	5.554	2/12/2026	104,102
98,750	Tosca Services, LLC (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	8/18/2027	96,652
				542,509
	DISTRIBUTORS ― 0.9%
485,000	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	4.957	2/4/2026	482,071
150,000	SRS Distribution, Inc. (3 Month USD SOFR + 3.500%, 0.50% Floor)	4.000	6/2/2028	148,406
				630,477
	DIVERSIFIED CONSUMER SERVICES ― 2.1%
246,875	American Residential Services, LLC (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.510	10/15/2027	244,098
992,481	Spin Holdco, Inc. (3 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	3/6/2028	986,621
199,500	St. George's University Scholastic Services LLC (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	9/30/2028	197,355
				1,428,074
	DIVERSIFIED FINANCIAL SERVICES ― 2.8%
372,318	Ankura Consulting Group, LLC (1 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	3/12/2028	369,293
349,125	Ascensus Holidngs, Inc. (3 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	8/2/2028	346,943
515,135	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.500%)	3.506	2/2/2027	507,086
149,622	Hudson River Trading LLC (1 Month USD SOFR + 3.000%)	3.305	3/20/2028	147,581
304,948	Orion Advisor Solutions, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	9/24/2027	302,668
250,000	Russell Investments US Institutional Holdco, Inc. (6 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	5/30/2025	247,135
				1,920,706
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.5%
487,500	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	3.707	2/6/2026	475,515
500,000	Consolidated Communications, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	2/10/2027	471,518
488,775	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	2.897	4/15/2027	481,199
492,318	Global Tel*Link Corp. (1 Month USD LIBOR + 4.250%)	4.707	11/28/2025	469,329
97,007	Securus Technologies Holdings, LLC (3 Month USD LIBOR + 4.500%, 1.00% Floor)	5.500	6/20/2024	92,641
250,000	UPC Financing Partnership (1 Month USD LIBOR + 3.000%)	3.397	1/31/2029	247,240
422,421	West Corp. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/10/2024	387,284
500,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	2.897	4/17/2028	493,437
				3,118,163
	ELECTRIC UTILITIES ― 1.0%
725,813	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	3.250	8/1/2025	714,134

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.9%
$350,000	CTC Holdings, LP (3 Month USD SOFR + 5.000%)	5.530%	2/14/2029	$343,875
249,364	Dcert Buyer, Inc. (1 Month USD LIBOR + 4.000%)	4.209	10/16/2026	247,926
250,000	Escape Velocity Holdings, Inc. (3 Month USD LIBOR + 4.250%, 0.50% Floor)	4.750	10/31/2028	245,938
409,461	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	2.709	7/2/2025	406,902
762,666	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 3.750%)	3.959	8/27/2025	762,029
				2,006,670
	ENERGY EQUIPMENT & SERVICES ― 0.8%
347,153	EnergySolutions, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	5/2/2025	341,078
217,949	Yak Access, LLC (3 Month USD LIBOR + 5.000%)	5.508	7/2/2025	194,216
				535,294
	FOOD PRODUCTS ― 3.0%
246,875	Arterra Wines Canada, Inc. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.510	11/19/2027	244,900
342,641	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	2.707	1/29/2027	337,134
244,593	Houston Foods, Inc. (1 Month USD LIBOR + 5.750%)	6.207	6/27/2025	231,140
250,000	Hunter US Bidco, Inc. (3 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	8/21/2028	249,375
141,818	Naked Juice (3 Month USD SOFR + 3.250%, 0.50% Floor)	3.750	1/19/2029	139,792
8,182	Naked Juice DD (1 Month USD SOFR + 3.250%, 0.50% Floor)	3.750	1/19/2029	8,065
5,155	Pacific Bells LLC (1 Month USD SOFR + 4.500%) (2)	5.000	10/14/2028	5,116
493,608	Pacific Bells LLC (3 Month USD LIBOR + 4.500%, 0.50% Floor)	5.000	10/14/2028	489,907
350,000	Sycamore Buyer, LLC (1 Month USD SOFR + 2.250%, 0.50% Floor)	3.000	9/29/2028	344,895
				2,050,324
	HEALTH CARE EQUIPMENT & SUPPLIES ― 2.7%
229,228	LifeScan Global Corp. (3 Month USD LIBOR + 6.000%)	6.214	10/1/2024	219,486
488,750	National Seating & Mobility, Inc. (1 Month USD LIBOR + 5.250%)	5.707	11/12/2026	485,084
724,516	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	3.707	3/5/2026	717,612
475,644	YI, LLC (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	11/6/2024	469,996
				1,892,178
	HEALTH CARE PROVIDERS & SERVICES ― 10.1%
250,000	Accelerated Health Systems, LLC (6 Month USD SOFR + 4.250%)	5.160	3/31/2029	248,908
482,525	ADMI Corp. B (1 Month USD LIBOR + 2.750%)	3.207	4/30/2025	474,382
248,750	ADMI Corp. B3 (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	12/23/2027	246,393
724,962	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	4.466	9/30/2025	720,278
164,602	Confluent Health LLC B (1 Month USD LIBOR + 4.000%, 0.50% Floor)	4.500	11/30/2028	163,162
35,398	Confluent Health LLC DD (Prime + 3.000%) (2)	6.500	10/31/2028	35,089
737,491	Da Vinci Purchaser Corp. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	12/13/2029	735,953
131,100	Embecta Corp. (3 Month USD SOFR + 3.000%, 0.50% Floor)	3.500	2/28/2029	129,567
490,747	Eyecare Partners LLC (3 Month USD LIBOR + 3.750%)	3.974	2/26/2027	485,304
250,000	MJH Healthcare Holdings LLC (1 Month USD SOFR + 3.500%, 0.50% Floor)	4.000	12/17/2028	248,125
368,465	National Mentor Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	2/19/2026	357,461
11,662	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.760	2/19/2027	11,314
248,125	Pacific Dental Services, Inc. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.000	5/31/2028	245,799

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	HEALTH CARE PROVIDERS & SERVICES ― 10.1% (Continued)
$496,231	Pathway Vet Alliance LLC (1 Month USD LIBOR + 3.750%)	3.855%	3/31/2027	$492,202
303,947	Pediatric Associates Holding Co., LLC (6 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	2/8/2029	300,718
46,053	Pediatric Associates Holding Co., LLC (3 Month USD LIBOR + 3.250%, 0.50% Floor) (2)	3.750	2/8/2029	45,563
956,750	Radiology Partners, Inc. (1 Month USD LIBOR + 4.250%)	4.697	7/9/2025	946,158
248,125	Radnet Management, Inc. (3 Month USD LIBOR + 3.000%, 0.75% Floor)	3.750	4/24/2028	245,179
245,023	Upstream Newco, Inc. (1 Month USD SOFR + 4.250%)	4.677	11/20/2026	243,953
744,289	US Renal Care, Inc. (1 Month USD LIBOR + 5.000%)	5.209	6/26/2026	686,607
				7,062,115
	HEALTH CARE TECHNOLOGY ― 4.7%
493,671	Ensemble RCM, LLC (3 Month USD LIBOR + 3.750%)	4.049	7/24/2026	491,767
490,000	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	4.457	10/31/2026	489,388
495,000	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.000	3/31/2028	490,793
491,250	Tivity Health, Inc. (1 Month USD LIBOR + 4.250%)	4.707	6/23/2028	485,662
967,683	Verscend Holding Corp. (1 Month USD LIBOR + 4.000%)	4.457	8/27/2025	966,474
66,667	Zelis Payments Buyer, Inc. (1 Month USD LIBOR + 3.500%) (2)	3.631	9/30/2026	66,104
364,819	Zelis Payments Buyer, Inc. (1 Month USD LIBOR + 3.500%)	3.731	9/30/2026	361,742
				3,351,930
	HOTELS RESTAURANTS & LEISURE ― 4.3%
487,500	Aimbridge Acquisition Co, Inc. (1 Month USD LIBOR + 3.750%)	4.207	2/2/2026	478,894
485,000	AMC Entertainment, Inc. (1 Month USD LIBOR + 3.000%)	3.352	4/30/2026	434,094
492,500	Caesars Resort Collection, LLC (1 Month USD LIBOR +3.500%)	3.709	7/21/2025	491,515
975,056	Diamond Sports Group, LLC (1 Month USD SOFR + 3.250%)	3.445	8/24/2026	337,920
398,000	Pug, LLC (1 Month USD LIBOR + 4.250%, 0.50% Floor)	4.750	2/12/2027	396,508
150,000	Scientific Games Holdings LP (3 Month USD SOFR + 3.500%, 0.50% Floor)	4.000	2/3/2029	148,848
680,506	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	3.207	8/14/2024	678,808
				2,966,587
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 3.4%
188,949	Array Technologies, Inc. (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	10/8/2027	184,461
484,796	Calpine Corp. (1 Month USD LIBOR + 2.500%)	2.960	12/16/2027	481,679
50,972	Lightstone Holdco LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	46,384
903,727	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	822,392
855,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	4.207	6/26/2026	787,134
				2,322,050
	INDUSTRIAL CONGLOMERATES ― 1.4%
961,106	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	12/11/2024	950,534

	INSURANCE ― 2.4%
350,000	AssuredPartners, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor)	4.000	2/12/2027	346,610
98,750	Asurion, LLC (1 Month USD LIBOR + 3.250%)	3.707	12/23/2026	96,754
246,884	Baldwin Risk Partners, LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	10/14/2027	245,033
490,000	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.000%)	3.457	1/22/2027	481,903
496,490	OneDigital Borrower LLC (6 Month USD SOFR + 4.250%, 0.50% Floor)	4.750	11/16/2027	494,010
				1,664,310

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	INTERNET SOFTWARE & SERVICES ― 3.5%
$197,500	Arches Buyer, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750%	12/6/2027	$194,590
300,000	Austin HoldCo., Virtusa (1 Month USD SOFR + 3.750%, 0.75% Floor)	4.500	2/8/2029	297,938
497,250	Constant Contact, Inc. (6 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	2/10/2028	492,278
498,750	NAB Holdings LLC (3 Month USD SOFR + 3.000%, 0.50% Floor)	3.800	11/17/2028	493,216
247,500	Playtika Holding Corp. (1 Month USD LIBOR + 2.750%)	3.207	3/13/2028	244,294
478,750	Research Now Group, Inc. (6 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	12/20/2024	471,518
250,000	VFH Parent T/L (1 Month USD SOFR + 3.000%, 0.50% Floor)	3.500	1/31/2029	248,021
				2,441,855
	MACHINERY ― 3.1%
347,375	Madison IAQ, LLC (6 Month USD LIBOR + 3.250%, 0.50% Floor)	4.524	6/21/2028	342,889
246,700	MKS Instruments, Inc. (3 Month USD LIBOR + 2.250%, 0.50% Floor)	2.750	12/31/2028	245,080
307,222	Patriot Container Corp. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	3/20/2025	295,701
393,000	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	3/31/2027	389,888
704,808	Titan Acquisition, Ltd. (6 Month USD LIBOR + 3.000%)	3.167	3/28/2025	691,092
148,134	TK Elevator US Newco, Inc. (6 Month USD LIBOR + 3.500%, 0.50% Floor)	4.019	7/29/2027	147,024
				2,111,674
	MEDIA ― 7.2%
468,789	AppLovin Corp. (1 Month USD LIBOR + 3.250%)	3.707	8/7/2025	467,069
349,125	Ascend Learning LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	11/18/2028	345,721
491,667	Castle US Holding Corp. (1 Month USD LIBOR + 3.750%)	4.207	1/27/2027	476,457
545,875	CMI Marketing, Inc. (1 Month USD LIBOR + 4.250%, 0.50% Floor)	4.750	3/23/2028	544,511
244,375	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	4.207	11/20/2026	244,299
352,500	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	3.207	11/15/2024	344,789
150,000	Fertitta Entertainment LLC/NV (1 Month USD SOFR + 4.000%, 0.50% Floor)	4.500	1/31/2029	149,447
424,821	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	2.731	1/2/2026	422,256
222,900	iHeartCommunications, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	5/1/2026	222,134
852,909	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 3.500%)	3.957	12/17/2026	841,045
456,434	Univision Communications, Inc. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.000	3/13/2026	454,533
446,034	Vericast Corp. (3 Month USD LIBOR + 7.750%, 1.00% Floor)	8.750	6/16/2026	373,330
197,500	Weld North Education, LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	12/21/2027	196,216
				5,081,807
	METALS & MINING ― 0.6%
112,973	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.000%, 0.50% Floor)	3.500	2/12/2025	111,984
286,195	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	3.457	9/20/2024	282,618
				394,602
	OIL, GAS & CONSUMABLE FUELS ― 2.1%
478,854	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	3.464	10/31/2025	475,564
987,500	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	5.207	3/11/2026	967,029
				1,442,593
	PHARMACEUTICALS ― 3.0%
247,500	Alkermes, Inc. (3 Month USD LIBOR + 2.500%, 0.50% Floor)	3.000	3/9/2026	243,169

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	PHARMACEUTICALS ― 3.0% (Continued)
$662,821	Alvogen Pharma U.S., Inc. (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250%	12/29/2023	$621,809
969,426	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	4.000	5/5/2025	956,823
241,042	Organon & Co. (6 Month USD LIBOR + 3.000%, 0.50% Floor)	3.563	6/2/2028	240,138
				2,061,939
	PROFESSIONAL SERVICES ― 1.2%
250,000	AG Group Holdings T/L (1 Month USD SOFR + 4.250%, 0.50% Floor)	4.750	2/28/2029	249,220
348,250	APX Group, Inc. (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	7/10/2028	344,023
248,750	Bingo Industries, Ltd. (3 Month USD LIBOR + 3.500%, 0.50% Floor)	4.500	7/7/2028	246,884
				840,127
	SOFTWARE ― 5.0%
36,232	Athenahealth Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor) (2)	4.000	1/14/2027	35,915
213,768	Athenahealth Inc. B (1 Month USD SOFR + 3.500%, 0.50% Floor)	4.000	1/26/2029	211,898
788,127	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	4.457	4/18/2025	781,065
149,622	Idera, Inc. T/L (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/2/2028	147,228
493,750	LogMeIn, Inc. (1 Month USD LIBOR + 4.750%)	5.218	8/31/2027	485,959
249,375	Magenta Buyer, LLC (3 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	7/31/2028	247,879
604,815	Project Alpha Intermediate Holding, Inc. (1 Month USD LIBOR + 4.000%)	4.300	4/26/2024	601,917
250,000	Seattle Spinco T/L B (1 Month USD SOFR + 4.000%, 0.50% Floor)	4.500	2/28/2027	247,500
249,370	Symplr Software, Inc. (3 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	12/22/2027	246,128
490,000	VS Buyer, LLC (1 Month USD LIBOR + 3.000%)	3.457	2/26/2027	486,734
				3,492,223
	SPECIALTY RETAIL ― 1.5%
246,875	Harbor Freight Tools USA, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	3.250	10/19/2027	242,170
276,592	Heartland Dental, LLC (1 Month USD LIBOR + 3.500%)	3.957	5/21/2025	273,826
494,924	MED ParentCo, LP (1 Month USD LIBOR + 4.250%)	4.707	8/31/2026	490,593
				1,006,589
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 1.6%
558,279	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	3.957	9/6/2025	546,647
586,364	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%, 0.50% Floor)	4.250	5/16/2025	578,304
				1,124,951
	WATER TREATMENT SYSTEMS ― 0.6%
325,926	Culligan (1 Month USD SOFR + 4.000%, 0.50% Floor)	4.500	7/31/2028	322,973
74,074	Culligan DD (1 Month USD SOFR + 4.000%, 0.50% Floor) (2)	4.500	7/31/2028	73,403
				396,376

	TOTAL BANK LOANS (COST $67,415,072)			$66,012,053

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Shares		Value
	COMMON STOCK ― 0.1%
	CONSTRUCTION & ENGINEERING ― 0.1%
53,218	Mcdermott International Ltd. (3)	$35,124
	TOTAL COMMON STOCKS (Cost $467,382)	$35,124

	EXCHANGE TRADED FUND ― 2.3%
72,696	Invesco Senior Loan ETF	1,582,592
	TOTAL EXCHANGE TRADED FUND (COST $1,609,202)	$1,582,592

	SHORT TERM INVESTMENT ― 6.7%
4,603,416	STIF-Government & Agency Portfolio, 0.26% (4)	4,603,416
	TOTAL SHORT TERM INVESTMENT (COST $4,603,416)	$4,603,416

	TOTAL INVESTMENTS ― 104.5% (Cost $74,095,072)	72,233,185
	Liabilities in Excess of Other Assets ― (4.5)%	(3,084,044)
	TOTAL NET ASSETS ― 100.0%	$69,149,141

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(3) Non income producing.
(4) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial
Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

Assets:
Investments in securities at value (cost $74,095,072)	$72,233,185
Cash	505,329
Receivables:
Investment securities sold	23,463
Interest	176,812
Prepaid expenses	41,664
Total assets	72,980,453

Liabilities:
Payables:
Investment securities purchased	3,715,508
Distributions to shareholders	27,329
Due to Investment Adviser	840
Distribution Fees	29,048
Accrued expenses and other liabilities	58,587
Total liabilities	3,831,312

Net Assets	$69,149,141

Components of Net Assets:
Paid-in capital	$74,084,159
Total accumulated loss	(4,935,018)
Net Assets	$69,149,141

Class A:
Net Assets	$4,772,230
Issued and Outstanding	194,979
Net Asset Value and Redemption Price^	$24.48
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$25.57

Class C:
Net Assets	$2,651,048
Issued and Outstanding	108,953
Net Asset Value, Redemption Price* and Offering Price Per Share	$24.33

Institutional Class:
Net Assets	$61,725,863
Issued and Outstanding	2,528,056
Net Asset Value, Redemption Price and Offering Price Per Share	$24.42

^ Initial sales charge of 4.25% is waived if Class A shares purchased in excess of $1,000,000. The 1.00% CDSC applies when sales charge is waived and shares are redeemed within 18 months of purchase (see Note 3).
* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (see Note 3).

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

Investment Income:
Dividend income	$26,868
Interest income	1,387,558
Bank loan fee income	21,128
Total investment income	1,435,554

Expenses:
Advisory fees (Note 3)	224,891
Administration and fund accounting fees (Note 3)	72,800
Transfer agent fees and expenses (Note 3)	37,241
Registration fees	24,124
Distribution fees (Note 6)	22,202
Legal fees	16,311
Compliance Fee (Note 3)	10,966
Audit fees	10,287
Custody fees (Note 3)	9,849
Trustee fees (Note 3)	9,698
Shareholder reporting fees	4,760
Service Fee	2,611
Insurance fees	1,333
Interest expense	81
Miscellaneous expenses	4,769
Total expenses	451,923
Expenses waived by the Adviser (Note 3)	(173,609)
Net expenses	278,314
Net investment income	1,157,240

Realized and Unrealized Loss on Investments
Net realized loss on investments	(1,209,368)
Net change in unrealized appreciation/depreciation on investments	(66,217)
Net realized and unrealized loss on investments	(1,275,585)

Net decrease in net assets resulting from operations	$(118,345)

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,157,240	$2,499,086
Net realized gain (loss) on investments	(1,209,368)	155,874
Net change in unrealized appreciation/depreciation on investments	(66,217)	1,496,138
Net increase (decrease) in net assets resulting from operations	(118,345)	4,151,098

Distributions to shareholders:
Class A Shares	(75,447)	(162,814)
Class C Shares	(39,146)	(181,836)
Institutional Class Shares	(1,042,645)	(2,154,368)
Total distributions to shareholders	(1,157,238)	(2,499,018)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	251,840	495,161
Class C Shares	113,000	770,398
Institutional Class Shares	3,349,004	9,511,597
Reinvestment of distributions:
Class A Shares	16,535	38,272
Class C Shares	30,282	157,313
Institutional Class Shares	950,618	1,962,780
Cost of shares repurchased:
Class A Shares	(141,683)	(664,553)
Class C Shares	(1,681,414)	(4,911,365)
Institutional Class Shares	(2,536,943)	(7,733,993)
Net increase (decrease) in net assets from capital transactions	351,239	(374,389)
Total Increase (Decrease) in Net Assets	(924,344)	1,277,691

Net Assets:
Beginning of period	70,073,485	68,795,794
End of period	$69,149,141	$70,073,485

Capital Share Transactions:
Shares sold:
Class A Shares	10,199	20,052
Class C Shares	4,565	31,187
Institutional Class Shares	135,324	383,247
Shares reinvested:
Class A Shares	670	1,544
Class C Shares	1,232	6,382
Institutional Class Shares	38,589	79,315
Shares repurchased:
Class A Shares	(5,811)	(26,654)
Class C Shares	(68,210)	(198,771)
Institutional Class Shares	(102,923)	(311,800)
Net decrease in shares outstanding	13,635	(15,498)

 The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class A Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months Ended March 31, 2022 (Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019		September 30, 2018	September 30, 2017
Net Asset Value, Beginning of Year	$24.92		$24.34	$25.18	$26.01		$25.87	$25.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.39		0.84	1.05	1.35		1.22	1.08
Net realized and unrealized gain (loss) on investments	(0.44)		0.58	(0.83)	(0.78)		0.14	0.13
Total Gain from Investment Operations	(0.05)		1.42	0.22	0.57		1.36	1.21

LESS DISTRIBUTIONS:
From net investment income	(0.39)		(0.84)	(1.05)	(1.35)		(1.14)	(1.05)
From net realized gain on investments	-		-	(0.01)	(0.05)		(0.08)	(0.07)
Total Distributions	(0.39)		(0.84)	(1.06)	(1.40)		(1.22)	(1.12)

Redemption fee proceeds	-		-	-	0.00	(2)	-	-

Net Asset Value, End of Year	$24.48		$24.92	$24.34	$25.18		$26.01	$25.87

Total Return(3)	-0.24%	(4)	5.90%	0.97%	2.27%		5.37%	4.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,772		$4,734	$4,746	$5,638		$8,563	$265
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.48%	(5)	1.45%	1.43%	1.31%		1.35%	1.64%
After fees waived / reimbursed by the Adviser	0.99%	(5)	0.99%	0.99%	0.99%		0.99%	0.99%
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	3.16%	(5)	3.38%	4.36%	5.28%		4.69%	4.22%
Portfolio turnover rate(6)	15%	(4)	40%	41%	61%		35%	105%

(1) Computed using average shares method.
(2) Amount represents less than $0.01 per share.
(3)	Performance reported does not reflect sales charges.
(4) Not Annualized.
(5) Annualized.
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

 The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class C Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months Ended March 31, 2022 (Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
Net Asset Value, Beginning of Year	$24.78		$24.20	$25.12	$25.96	$25.83	$25.75

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.30		0.65	0.87	1.16	1.01	0.90
Net realized and unrealized gain (loss) on investments	(0.45)		0.58	(0.92)	(0.78)	0.16	0.13
Total Gain (Loss) from Investment Operations	(0.15)		1.23	(0.05)	0.38	1.17	1.03

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.65)	(0.86)	(1.17)	(0.96)	(0.88)
From net realized gain on investments	-		-	(0.01)	(0.05)	(0.08)	(0.07)
Total Distributions	(0.30)		(0.65)	(0.87)	(1.22)	(1.04)	(0.95)

Net Asset Value, End of Year	$24.33		$24.78	$24.20	$25.12	$25.96	$25.83

Total Return(2)	-0.63%	(4)	5.12%	-0.12%	1.52%	4.56%	4.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,651		$4,247	$8,049	$9,894	$2,665	$713
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	2.24%	(5)	2.19%	2.18%	2.07%	2.12%	2.39%
After fees waived / reimbursed by the Adviser	1.74%	(5)	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	2.41%	(5)	2.63%	3.60%	4.56%	3.88%	3.55%
Portfolio turnover rate(3)	15%	(4)	40%	41%	61%	35%	105%

(1) Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
(4) Not Annualized.
(5) Annualized.

 The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months Ended March 31, 2022 (Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
Net Asset Value, Beginning of Year	$24.86		$24.28	$25.19	$26.02	$25.88	$25.79

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.42		0.90	1.10	1.41	1.25	1.14
Net realized and unrealized gain (loss) on investments	(0.44)		0.58	(0.90)	(0.77)	0.17	0.14
Total Gain from Investment Operations	(0.02)		1.48	0.20	0.64	1.42	1.28

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.90)	(1.10)	(1.42)	(1.20)	(1.12)
From net realized gain on investments	-		-	(0.01)	(0.05)	(0.08)	(0.07)
Total Distributions	(0.42)		(0.90)	(1.11)	(1.47)	(1.28)	(1.19)

Net Asset Value, End of Year	$24.42		$24.86	$24.28	$25.19	$26.02	$25.88

Total Return	-0.13%	(3)	6.17%	0.93%	2.56%	5.62%	5.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$61,726		$61,093	$56,001	$65,542	$80,262	$49,183
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.24%	(4)	1.20%	1.19%	1.08%	1.17%	1.43%
After fees waived / reimbursed by the Adviser	0.74%	(4)	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	3.41%	(4)	3.63%	4.57%	5.52%	4.79%	4.43%
Portfolio turnover rate(2)	15%	(3)	40%	41%	61%	35%	105%

(1) Computed using average shares method.
(2)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
(3) Not Annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
Semi-Annual Report
Period Ending March 31, 2022

Dear Shareholder:

We are pleased to present you with the Semi-Annual Report for the Ziegler FAMCO Hedged Equity Fund for the six-month period ending March 31, 2022 (the “Reporting Period”).

During the Reporting Period, the Ziegler FAMCO Hedged Equity Fund (the “Fund”) returned 0.10% while the S&P 500 Index returned 5.92%. Importantly, the Fund’s return was less volatile than the S&P 500 Index, with a standard deviation of 7.56% for the Fund and 16.42% for the Index during the six months ending March 31, 2022.

The Fund’s strategy invests in a portfolio of large cap stocks designed to closely follow the performance of the S&P 500 Index, accompanied by an S&P 500 Index-based hedging strategy that includes selling calls and buying puts for immediate downside protection. We believe the strategy has the potential to offer downside protection while still allowing for participation in equity market advances.

Market Environment
The six-month reporting period was composed of two sharply different environments, with the S&P 500 Index advancing 11.03% in the fourth quarter of 2021 on the back of the strongest Real GDP growth since the early 1980s as the economy continued its reopening and recovery from the economic shutdown resulting from the initial outbreak of COVID-19.  In the first quarter of 2022, the combination of persistent supply chain challenges, the highest inflation in 40 years and the anticipation and culmination of Russia’s invasion of Ukraine turned market sentiment negative, and the S&P 500 Index declined 4.60% from December 31, 2021 through March 31, 2022.

Federal Reserve Chair Jerome Powell and the Federal Open Market Committee (FMOC) transitioned its monetary policy away from the accommodative measures put in place to support the economy during the early stages of the pandemic and began a tightening cycle that will likely continue for at least the next twelve months.  In anticipation of FOMC policy changes, the US Treasury 10 year yield began the period (September 30, 2021) at 1.75% and ended it at 2.32%, which produced negative total returns for most fixed income investors.

Performance Discussion
As one would expect, the sold call options in the Fund, truncated its upside capture in the fourth quarter of 2021 but provided some downside protection in the first quarter of 2022.  The Fund’s return for the fourth quarter of 2021 was 3.64% vs. 11.03% for the S&P 500 Index, while the Fund’s return in the first quarter of 2022 was -3.42% versus -4.60% for the Index.

Upon closer examination, the more volatile environment in the first quarter of 2022 produced a backdrop where the benefits of the Fund’s strategy were clear.  From January 3, 2022 through March 8, 2022, the S&P 500 Index experienced a peak-to-trough decline of 12.82% before partially recovering during the last few weeks of March.  During the January 3rd to March 8th period, the Fund’s return was    -6.73%, or just 52% of the S&P 500’s decline.  Importantly, interest rates continued their climb during this period, meaning an allocation to bonds would have done little to shield investors from the drop in the stock market.

The performance of the Fund during this market decline gives us confidence that the Fund will be able to deliver on its goal of providing downside protection in the event of a deeper, more significant market downturn in the future.

Looking Ahead
According to Bloomberg, S&P 500 earnings per share are expected to grow at a nominal rate of 15.5% in 2022, which equates to an above-average Forward P/E ratio of 20.2 at quarter end, suggesting the stock market may be somewhat overvalued. Net profit margins have been rising and are at record levels, despite high inflation, indicating that corporations have pricing power as rising inputs costs have been passed on to customers. Despite strong corporate earnings, real GDP growth is slowing back to a more normal rate, as fiscal and monetary stimulus is withdrawn. The financial markets and the economy were supported for the past two years by an unprecedented amount of fiscal and monetary policy stimulus, which is likely ending. In addition to above average valuations, rising interest rates and high inflation are a risk to financial markets in the coming quarters. The Fed will remain in the spotlight as they attempt to balance the inflation and recession risks.

Parts of the economy remain below their pre-COVID trend growth path, including air transportation, accommodations, outpatient medical services, and spectator events. These areas could have catch-up growth potential as the ongoing economic impacts of COVID-19 diminish. Congress’s failure to pass a new $1.7 trillion Build Back Better spending package means the corporate tax cuts of 2017 will likely remain in place, which supports corporate profit margins. As we move forward, the stock market may begin to focus on mid-term elections.  Historically, the party in power loses seats in Congress. As a result, we may be left with a divided government at the end of 2022, which has historically been positive for the stock market.

The Fund’s stock portfolio is designed to closely track the return of the S&P 500. The hedging strategy is designed to reduce downside risk and cap market upside, creating “guardrails” around an equity portfolio, with a near cost-neutral hedging strategy. Given the outlook described above, we believe an allocation to the Fund creates equity market exposure with less risk.  Additionally, the rising interest rate environment draws into question the traditional bond investment hedge to equity portfolios. We believe the Fund’s hedged strategy could create an attractive alternative to a 60% stocks /40% bonds asset allocation mix. The Fund’s monthly option strike price resets should help our strategy perform well if the market trends higher and then experiences an abrupt market sell-off, or in a market with modest, single-digit annualized returns.

We believe the Ziegler FAMCO Hedged Equity Fund is an attractive opportunity for investors who want exposure to equities but are concerned about risks which may impact the stock market in the coming years.

We appreciate your investment in the Ziegler FAMCO Hedged Equity Fund.

Sincerely,

Wiley Angell                                                                                           Sean Hughes
Senior Portfolio Manager Senior Portfolio Manager

Davis Rushing                                                                                         Kelly Rushing
Senior Portfolio Manager Senior Portfolio Manager

Past Performance Is Not Indicative of Future Performance

Must be preceded or accompanied by a prospectus.

The Ziegler FAMCO Hedged Equity Fund is distributed by Quasar Distributors, LLC.

Mutual fund investing involves risk. Principal loss is possible. There is no assurance that the Ziegler FAMCO Hedged Equity Fund will achieve its investment objectives. Selling covered call or stock index options will limit the fund's gain, if any, on its underlying securities and the fund continues to bear the risk of a decline in the value of its underlying stocks. There is no guarantee that the strategy will achieve its objectives, generate profits or avoid losses. The use of covered call strategies does not ensure profits or guarantee against losses. Past performance is no assurance of future results.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Fund risk management process includes an effort to monitor and manage risk, but does not imply low risk.

S&P 500 Index. The S&P 500 Index is weighted by market value, and its performance is thought to be representative of the stock market as a whole. The S&P 500 Index was created in 1957, although it has been extrapolated backwards to several decades earlier for performance  comparison purposes. This index provides a broad snapshot of the overall U.S. equity market; in fact, over 70% of all U.S. equity is tracked by the S&P 500 Index. The index selects its companies based upon their market size, liquidity, and sector. The S&P 500 Index is a market-weighted index. It is not possible to invest directly in this index.

Upside Capture measures the ratio of one investment’s return to a benchmark.
Standard Deviation is a statistical calculation which measures the variation of a series of returns to the average return. A higher standard deviation indicates a greater variation of returns than a lower standard deviation.
Earnings per share is a company’s or index’s total earnings divided by the number of outstanding shares of the company or the companies that comprise the index.
Forward P/E Ratio or Price-to-Earnings Ratio is the ratio for valuing a company or stock index that measures its current share price relative to its expected earnings per share over the next twelve-months.

Ziegler FAMCO Hedged Equity Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2022 (Unaudited)

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS ― 98.8%
	ACCOUNTING, TAX PREPARATION, BOOKKEEPING, AND PAYROLL SERVICES ― 0.3%
878	Paychex, Inc.	$119,821

	AEROSPACE PRODUCT AND PARTS MANUFACTURING ― 0.9%
956	Boeing Co/The *	183,074
2,097	General Electric Co.	191,876
		374,950
	AGRICULTURAL IMPLEMENT MANUFACTURING ― 0.2%
245	Deere & Co.	101,788

	ALL OTHER ELECTRICAL EQUIPMENT AND COMPONENT MANUFACTURING ― 0.9%
3,186	Emerson Electric Co.	312,387
2,336	Penn National Gaming, Inc. *	99,093
		411,480
	ARCHITECTURAL AND STRUCTURAL METALS MANUFACTURING ― 0.1%
296	Nucor Corp.	44,000

	AUTOMOBILE AND LIGHT DUTY MOTOR VEHICLE MANUFACTURING ― 2.3%
2,540	Ford Motor Co.	42,951
876	Tesla, Inc. *	943,978
		986,929
	BREAKFAST CEREAL MANUFACTURING ― 0.1%
855	General Mills, Inc.	57,901

	BUILDING MATERIAL AND SUPPLIES DEALERS ― 0.4%
878	Snap-on, Inc.	180,411

	COMMERCIAL BANKING ― 4.3%
9,558	Bank of America Corp.	393,980
2,585	Bank of New York Mellon Corp/The	128,294
2,881	Citigroup, Inc.	153,845
2,743	JPMorgan Chase & Co.	373,925
9,197	Regions Financial Corp.	204,725
133	SVB Financial Group *	74,407
1,334	Truist Financial Corp.	75,638
1,121	US Bancorp	59,581
4,113	Wells Fargo & Co.	199,316
2,471	Zions Bancorp NA	161,999
		1,825,710
	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING ― 7.5%
17,986	Apple, Inc.	3,140,535

	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES ― 1.0%
622	Cerner Corp.	58,194
596	Cognizant Technology Solutions Corp.	53,443
604	F5, Inc. *	126,207
742	Match Group, Inc. *	80,685
322	Synopsys, Inc. *	107,313
		425,842
	CONSTRUCTION MACHINERY MANUFACTURING ― 0.5%
926	Caterpillar, Inc.	206,331

	CONSUMER LENDING ― 0.2%
2,930	Synchrony Financial	101,993

	COPPER, NICKEL, LEAD, AND ZINC MINING ― 0.4%
3,608	Freeport-McMoRan, Inc.	179,462

	COSMETICS, BEAUTY SUPPLIES, AND PERFUME STORES ― 0.3%
436	Estee Lauder Cos Inc/The - Class A	118,732

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Shares		Value
	COURIERS AND EXPRESS DELIVERY SERVICES ― 0.4%
677	United Parcel Service, Inc. - Class B	$145,189

	CREDIT CARD ISSUING ― 0.4%
628	American Express Co.	117,436
322	Capital One Financial Corp.	42,275
		159,711
	CRUDE PETROLEUM EXTRACTION ― 0.7%
1,074	APA Corp.	44,388
1,713	EOG Resources, Inc.	204,241
235	Pioneer Natural Resources Co.	58,757
		307,386
	DATA PROCESSING, HOSTING, AND RELATED SERVICES ― 0.7%
602	Automatic Data Processing, Inc.	136,980
102	FactSet Research Systems, Inc.	44,283
878	Fiserv, Inc. *	89,029
189	Verisk Analytics, Inc.	40,565
		310,857
	DEPARTMENT STORES ― 0.6%
536	Bath & Body Works, Inc.	25,621
580	Dollar Tree, Inc. *	92,887
2,392	TJX Cos Inc/The	144,907
		263,415
	DIAGNOSTIC IMAGING CENTERS ― 0.2%
755	Quest Diagnostics, Inc.	103,329

	DIRECT INSURANCE (EXCEPT LIFE, HEALTH, AND MEDICAL) CARRIERS ― 2.1%
1,625	Berkshire Hathaway, Inc.- Class B *	573,479
996	Chubb Ltd.(1)	213,044
604	Cincinnati Financial Corp.	82,120
		868,643
	DIRECT LIFE, HEALTH, AND MEDICAL INSURANCE CARRIERS ― 2.9%
2,086	American International Group, Inc.	130,938
510	Cigna Corp.	122,201
918	Globe Life, Inc.	92,351
103	Humana, Inc.	44,823
768	Travelers Cos Inc/The	140,337
1,323	UnitedHealth Group, Inc.	674,690
		1,205,340
	ELECTRIC POWER GENERATION, TRANSMISSION AND DISTRIBUTION ― 0.5%
1,075	Edison International	75,358
1,804	Pinnacle West Capital Corp.	140,892
		216,250
	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES ― 4.2%
518	Amazon.com, Inc. *	1,688,655
244	Etsy, Inc. *	30,324
		1,718,979
	ELEVATOR AND MOVING STAIRWAY MANUFACTURING ― 0.1%
514	Otis Worldwide Corp.	39,552

	FAMILY CLOTHING STORES ― 0.1%
622	Ross Stores, Inc.	56,266

	FINANCIAL TRANSACTIONS PROCESSING, RESERVE, AND CLEARINGHOUSE ACTIVITIES ― 2.7%
946	Fidelity National Information Services, Inc.	94,997
915	Mastercard, Inc.	327,003
1,352	PayPal Holdings, Inc.*	156,359
2,386	Visa, Inc. - Class A	529,143
		1,107,502

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Shares		Value
	FOOTWEAR MANUFACTURING ― 0.5%
1,605	NIKE, Inc. - Class B	$215,969

	GENERAL MEDICAL AND SURGICAL HOSPITALS ― 0.4%
578	HCA Healthcare, Inc.	144,859

	GENERAL MERCHANDISE STORES, INCLUDING WAREHOUSE CLUBS AND SUPERCENTERS ― 1.2%
477	Costco Wholesale Corp.	274,681
1,645	Walmart, Inc.	244,973
		519,654
	GOLD ORE MINING ― 0.1%
724	Newmont Corp.	57,522

	HOME CENTERS ― 1.3%
1,188	Home Depot Inc/The	355,605
1,022	Lowe's Cos, Inc.	206,638
		562,243
	HOME HEALTH CARE SERVICES ― 0.4%
523	Intuitive Surgical, Inc. *	157,779

	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 0.9%
1,353	Hilton Worldwide Holdings, Inc. *	205,304
993	Marriott International Inc/MD - Class A *	174,520
		379,824
	INDUSTRIAL GAS MANUFACTURING ― 0.3%
406	Linde PLC (1)	129,689

	INDUSTRIAL MACHINERY MANUFACTURING ― 1.0%
729	Applied Materials, Inc.	96,082
3,281	Carrier Global Corp.	150,499
329	KLA Corp.	120,434
116	Lam Research Corp.	62,363
		429,378
	INSURANCE AGENCIES AND BROKERAGES ― 0.6%
441	Aon PLC - Class A(1)	143,603
1,279	Centene Corp. *	107,679
		251,282
	INTERNET PUBLISHING AND BROADCASTING AND WEB SEARCH PORTALS ― 5.6%
132	Alphabet, Inc. - Class C *	368,675
452	Alphabet, Inc. - Class A *	1,257,170
2,544	Meta Platforms, Inc. - Class A *	565,684
491	Netflix, Inc. *	183,924
		2,375,453
	INVESTMENT BANKING AND SECURITIES DEALING ― 2.3%
194	BlackRock, Inc.	148,249
2,472	Charles Schwab Corp./The	208,414
628	Goldman Sachs Group Inc/The	207,303
2,690	Morgan Stanley	235,106
1,025	T Rowe Price Group, Inc.	154,970
		954,042

	JANITORIAL SERVICES ― 0.4%
1,010	Ecolab, Inc.	178,326

	LESSORS OF MINIWAREHOUSES AND SELF-STORAGE UNITS ― 0.3%
684	Prologis, Inc.	110,452

	LESSORS OF NONRESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES) ― 0.7%
420	American Tower Corp.	105,512
2,176	Duke Realty Corp.	126,339
775	Ventas, Inc.	47,864
		279,715
	LESSORS OF OTHER REAL ESTATE PROPERTY ― 0.8%
1,111	Crown Castle International Corp.	205,090
460	Digital Realty Trust, Inc.	65,228
276	SBA Communications Corp.	94,972
		365,290

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Shares		Value
	MACHINERY, EQUIPMENT, AND SUPPLIES MERCHANT WHOLESALERS ― 0.5%
3,487	Fastenal Co.	$207,128

	MANAGEMENT CONSULTING SERVICES ― 0.4%
561	Accenture PLC- Class A(1)	189,186

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 1.6%
1,611	Dominion Energy, Inc.	136,887
2,017	Duke Energy Corp.	225,218
3,268	NextEra Energy, Inc.	276,832
		638,937
	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 1.7%
1,733	Baxter International, Inc.	134,377
734	Becton Dickinson and Co.	195,245
1,453	Boston Scientific Corp. *	64,353
282	Dexcom, Inc. *	144,271
734	Edwards Lifesciences Corp. *	86,406
334	Stryker Corp.	89,295
		713,947
	METAL VALVE MANUFACTURING ― 0.3%
2,526	Masco Corp.	128,826

	MOTION PICTURE AND VIDEO PRODUCTION ― 0.9%
1,977	Disney Walt Co. *	271,165
2,849	Fox Corp.- Class A	112,393
		383,558
	MOTOR VEHICLE AND MOTOR VEHICLE PARTS AND SUPPLIES MERCHANT WHOLESALERS ― 0.1%
334	Copart, Inc. *	41,907

	MOTOR VEHICLE ELECTRICAL AND ELECTRONIC EQUIPMENT MANUFACTURING ― 0.7%
3,055	Raytheon Technologies Corp.	302,659

	NAVIGATIONAL, MEASURING, ELECTROMEDICAL, AND CONTROL INSTRUMENTS MANUFACTURING ― 3.0%
911	Danaher Corp.	267,224
966	Honeywell International, Inc.	187,964
196	IDEXX Laboratories, Inc. *	107,224
658	L3Harris Technologies, Inc.	163,493
2,256	Medtronic PLC(1)	250,303
154	Northrop Grumman Corp.	68,872
352	Thermo Fisher Scientific, Inc.	207,909
		1,252,989
	OTHER CONVERTED PAPER PRODUCT MANUFACTURING ― 0.4%
1,524	Kimberly-Clark Corp.	187,696

	OTHER FINANCIAL INVESTMENT ACTIVITIES ― 0.1%
148	S&P Global, Inc.	60,707

	OTHER PLASTICS PRODUCT MANUFACTURING ― 0.5%
1,373	3M Co.	204,412

	OTHER TRAVEL ARRANGEMENT AND RESERVATION SERVICES ― 0.3%
51	Booking Holdings, Inc. *	119,771

	PAPERBOARD MILLS ― 0.1%
179	Packaging Corp of America	27,944

	PETROLEUM REFINERIES ― 2.9%
2,271	Chevron Corp.	369,787
3,250	ConocoPhillips	325,000
3,310	Exxon Mobil Corp.	273,373
2,338	Marathon Petroleum Corp.	199,899
		1,168,059

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Shares		Value
	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 5.6%
1,387	Abbott Laboratories	$164,165
2,233	AbbVie, Inc.	361,992
1,753	AstraZeneca PLC(1)	116,294
1,619	Bristol-Myers Squibb Co.	118,236
979	Eli Lilly & Co.	280,356
2,589	Gilead Sciences, Inc.	153,916
3,047	Johnson & Johnson	540,019
2,238	Merck & Co, Inc.	183,628
638	Moderna, Inc. *	109,902
5,453	Pfizer, Inc.	282,302
129	Vertex Pharmaceuticals, Inc. *	33,665
		2,344,475
	PHARMACIES AND DRUG STORES ― 0.4%
1,554	CVS Health Corp.	157,280

	PIPELINE TRANSPORTATION OF NATURAL GAS ― 0.1%
1,674	Williams Cos Inc/The	55,928

	PROFESSIONAL AND COMMERCIAL EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 0.3%
1,364	Henry Schein, Inc. *	118,927

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING ― 0.6%
376	Motorola Solutions, Inc.	91,067
988	QUALCOMM, Inc.	150,986
		242,053
	RAIL TRANSPORTATION ― 0.3%
3,837	CSX Corp.	143,696

	REINSURANCE CARRIERS ― 0.2%
336	Everest Re Group Ltd.(1)	101,264

	RESEARCH AND DEVELOPMENT IN THE PHYSICAL, ENGINEERING, AND LIFE SCIENCES ― 0.9%
382	IQVIA Holdings, Inc. *	88,322
7,426	Nielsen Holdings PLC(1)	202,284
95	Regeneron Pharmaceuticals, Inc. *	66,350
		356,956
	RESIDENTIAL BUILDING CONSTRUCTION ― 0.2%
1,044	Lennar Corp.	84,741

	RESIN AND SYNTHETIC RUBBER MANUFACTURING ― 0.8%
3,171	Dow, Inc.	202,056
1,944	DuPont de Nemours, Inc.	143,040
		345,096
	RESTAURANTS AND OTHER EATING PLACES ― 1.4%
104	Chipotle Mexican Grill, Inc. *	164,531
104	Domino's Pizza, Inc.	42,329
813	McDonald's Corp.	201,039
1,863	Starbucks Corp.	169,477
		577,376

	SECURITIES BROKERAGE ― 0.1%
81	MarketAxess Holdings, Inc.	27,556

	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 5.6%
1,990	Advanced Micro Devices, Inc. *	217,587
648	Analog Devices, Inc.	107,037
449	Broadcom, Inc.	282,726
5,428	Intel Corp.	269,012
1,100	Micron Technology, Inc.	85,679

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Shares		Value
	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 5.6% (Continued)
184	Monolithic Power Systems, Inc.	$89,365
3,227	NVIDIA Corp.	880,520
229	Skyworks Solutions, Inc.	30,521
412	SolarEdge Technologies, Inc. *	132,816
1,355	Texas Instruments, Inc.	248,615
		2,343,878
	SEMICONDUCTOR AND RELATED DEVICE MANUFACTURING ― 0.4%
439	Allegion PLC(1)	48,193
610	NXP Semiconductors NV(1)	112,899
		161,092
	SNACK FOOD MANUFACTURING ― 0.2%
1,664	Mondelez International, Inc.	104,466

	SOAP AND CLEANING COMPOUND MANUFACTURING ― 0.8%
628	Colgate-Palmolive Co.	47,621
1,934	Procter & Gamble Co/The	295,515
		343,136
	SOFT DRINK AND ICE MANUFACTURING ― 1.4%
3,186	Coca-Cola Co/The	197,532
1,170	Monster Beverage Corp. *	93,483
1,867	Pepsico, Inc.	312,498
		603,513
	SOFTWARE PUBLISHERS ― 9.4%
658	Adobe, Inc. *	299,798
285	Autodesk, Inc. *	61,090
820	Cadence Design Systems, Inc. *	134,857
876	Electronic Arts, Inc.	110,823
416	Intuit, Inc.	200,029
8,719	Microsoft Corp.	2,688,155
2,232	NortonLifeLock, Inc.	59,193
884	Salesforce.com, Inc. *	187,691
313	ServiceNow, Inc. *	174,306
433	Take-Two Interactive Software, Inc. *	66,569
		3,982,511
	SOYBEAN AND OTHER OILSEED PROCESSING ― 0.2%
715	Archer-Daniels-Midland Co.	64,536

	TELEPHONE APPARATUS MANUFACTURING ― 0.4%
3,180	Cisco Systems, Inc.	177,317

	TELEVISION BROADCASTING ― 0.1%
1,161	Paramount Global - Class B	43,897

	TOBACCO MANUFACTURING ― 0.7%
2,912	Altria Group, Inc.	152,152
1,610	Philip Morris International, Inc.	151,243
		303,395
	VENEER, PLYWOOD, AND ENGINEERED WOOD PRODUCT MANUFACTURING ― 0.2%
2,624	Weyerhaeuser Co.	99,450

	WAREHOUSING AND STORAGE ― 0.4%
2,710	Iron Mountain, Inc.	150,161

	WATER, SEWAGE AND OTHER SYSTEMS ― 0.3%
811	American Water Works Co, Inc.	134,245

	WINERIES ― 0.4%
707	Constellation Brands, Inc.	162,836

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Shares			Value
	WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS ― 2.1%
10,745	AT&T, Inc.		$253,905
157	Charter Communications, Inc. *		85,647
5,192	Comcast Corp. - Class A		243,089
5,354	Verizon Communications, Inc.		272,732
			855,373

	TOTAL COMMON STOCKS (Cost $34,323,045)		$41,602,661

Contracts		Notional ($)	Value
	PURCHASED OPTIONS* ― 1.1%
	Put Option ― 1.1%
92	S&P 500 Index at $4,400, Expires April 29, 2022	(42,585,854)	443,072
	TOTAL PURCHASED OPTIONS (Premiums paid $443,259)		$443,072

	SHORT TERM INVESTMENT ― 1.9%
781,596	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.025% (2)		781,596
	TOTAL SHORT TERM INVESTMENT (Cost $781,596)		$781,596

	TOTAL INVESTMENTS ― 101.8% (Cost $35,547,900)		42,827,329
	Liabilities in Excess of Other Assets ― (1.8)%		(761,842)
	TOTAL NET ASSETS ― 100.0%		$42,065,487

Contracts		Notional ($)	Value
	WRITTEN OPTIONS* ― (1.0)%
	Call Option ― (0.9)%
(92)	S&P 500 Index at $4,665, Expires April 29, 2022	(42,585,854)	(362,848)
	Total Call Option Written (Premiums received $362,648)		$(362,848)

	Put Option ― (0.1)%
(92)	S&P 500 Index at $3,900, Expires April 29, 2022	(42,585,854)	(61,180)
	Total Put Option Written (Premiums received $51,333)		(61,180)
	TOTAL WRITTEN OPTIONS (Premiums received $413,981)		$(424,028)

Percentages are stated as a percent of net assets.

*	Non-income producing security.
(1)	Foreign issued security.
(2)	Rate quoted is seven-day yield at period end.

Abbreviations used in this schedule:
PLC ― Public Limited Company

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

Assets:
Investments in securities at value (cost $35,547,900)	$42,827,329
Receivables:
Investment securities sold	2,571,170
Due from Investment Adviser	1,884
Dividends and interest	28,894
Fund shares issued	12,345
Prepaid expenses	17,305
Total assets	45,458,927

Liabilities:
Written options, at value (premiums received $413,981)	424,028
Payables:
Investment securities purchased	2,939,740
Accrued expenses and other liabilities	29,672
Total liabilities	3,393,440

Net Assets	$42,065,487

Components of Net Assets:
Paid-in capital	$39,666,989
Distributable earnings	2,398,498
Net Assets	$42,065,487

Institutional Class:
Net Assets	$42,065,487
Issued and Outstanding	3,852,374
Net Asset Value, Redemption Price and Offering Price Per Share	$10.92

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

Investment Income:
Dividend income (Net of foreign taxes withheld of $38)	$298,714
Interest income	110
Total investment income	298,824

Expenses:
Advisory fees (Note 3)	125,993
Administration and fund accounting fees (Note 3)	45,661
Registration fees	22,919
Service Fee	15,505
Compliance fees (Note 3)	11,173
Legal fees	10,011
Transfer agent fees and expenses (Note 3)	9,942
Audit fees	8,441
Trustee fees (Note 3)	7,453
Custody fees (Note 3)	4,185
Shareholder reporting fees	3,311
Insurance fees	1,218
Miscellaneous expenses	3,239
Total expenses	269,051
Expenses waived and reimbursed by the Adviser (Note 3)	(122,059)
Net expenses	146,992
Net investment income	151,832

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments	(111,475)
Written Options	(722,808)
Net realized loss	(834,283)
Net unrealized gain (loss) on:
Investments	779,110
Written Options	(5,435)
Net change in unrealized appreciation/depreciation	773,675
Net realized and unrealized loss on investments and written options	(60,608)

Net increase in net assets resulting from operations	$91,224

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$151,832	$172,774
Net realized loss on investments and written options	(834,283)	(837,712)
Net change in unrealized appreciation/depreciation on investments and written options	773,675	4,452,521
Net increase (decrease) in net assets resulting from operations	91,224	3,787,583

Distributions to shareholders:
Distributable earnings	(158,957)	(77,922)
Return of capital	-	-
Total distributions to shareholders	(158,957)	(77,922)

Capital Transactions:
Net proceeds from shares sold	2,629,818	16,451,700
Reinvestment of distributions	147,096	70,936
Cost of shares repurchased	(1,735,054)	(3,230,717)
Net increase (decrease) in net assets from capital transactions	1,041,860	13,291,919
Total increase (decrease) in Net Assets	974,127	17,001,580

Net Assets:
Beginning of period	41,091,360	24,089,780
End of period	$42,065,487	$41,091,360

Capital Share Transactions:
Shares sold	237,856	1,578,287
Shares reinvested	12,892	6,914
Shares repurchased	(155,424)	(307,957)
Net increase (decrease) in shares outstanding	95,324	1,277,244

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Hedged Equity Fund
FINANCIAL HIGHLIGHTS
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months Ended March 31, 2022 (Unaudited)		September 30, 2021		September 30, 2020	September 30, 2019	September 30, 2018	Period from November 29, 2016(1) to September 30, 2017
Net Asset Value, Beginning of Period	$10.94		$9.71		$10.16	$10.58	$10.47	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.04		0.05		0.10	0.15	0.13	0.11
Net realized and unrealized gain (loss) on investments	(0.02)		1.21		(0.17)	0.07	0.35	0.42
Total Gain (Loss) from Investment Operations	0.02		1.26		(0.07)	0.22	0.48	0.53

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.03)		(0.10)	(0.20)	(0.13)	(0.06)
From net realized gain on investments	-		-		-	(0.11)	(0.25)	-
From return of capital	-		-		(0.28)	(0.33)	-	-
Total Distributions	(0.04)		(0.03)		(0.38)	(0.64)	(0.37)	(0.06)

Net Asset Value, End of Period	$10.92		$10.94		$9.71	$10.16	$10.58	$10.47

Total Return	0.10%	(3)	13.01%		(0.54)%	2.43%	4.74%	5.30%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,065		$41,091		$24,090	$25,917	$21,810	$144,485
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.28%	(4)	1.49%	(5)	1.73%	1.63%	2.02%	2.91%	(4)
After fees waived / reimbursed by the Adviser	0.70%	(4)	1.11%	(5)	1.15%	1.15%	1.15%	1.15%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	0.72%	(4)	0.49%	(5)	1.13%	1.53%	1.30%	1.30%	(4)
Portfolio turnover rate	32%	(3)	82%		90%	96%	74%	81%	(3)

(1)	Commencement of operations.
(2)	Computed using average shares method.
(3)	Not Annualized.
(4)	Annualized.
(5)	Effective ratio for the period. Expense Cap lowered on 9/1/2021 from 1.15% to 0.70%. (Note 3)

The accompanying notes are an integral part of these financial statements.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2022

Note 1 – Organization

The Ziegler Senior Floating Rate Fund (the “Floating Rate Fund”) and the Ziegler FAMCO Hedged Equity Fund (the “FAMCO Fund”), each a Fund and together, the “Funds” are separate series of the Trust for Advised Portfolios (the “Trust”). The Trust was organized on August 28, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Ziegler Capital Management, LLC (“the Adviser” or “Ziegler”) serves as the investment manager to the Funds.  Pretium Credit Management LLC (“Pretium”) serves as the Sub-Advisor to the Floating Rate Fund. USCA Asset Management LLC (“USCA”) serves as the Sub-Adviser to the FAMCO Fund.

On December 18, 2020, pursuant to an Agreement and Plan of Reorganization (the ‘‘Reorganization’’) previously approved by the USCA Fund Trust, the shareholders of the USCA Premium Buy-Write Fund (the ‘‘Predecessor Fund’’) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of the Predecessor Fund were transferred into a corresponding series (the “Successor Fund”) of the Trust in exchange for shares of the Successor Fund. USCA served as the investment adviser to the Predecessor Fund.

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of the Successor Fund is the same as that of its Predecessor Fund. The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Fund for periods prior to the Reorganization date. The Predecessor Fund’s fiscal year end of September 30 was also adopted by the Successor Fund.

The Funds are each registered as a diversified investment series of the Trust.  The investment objective of the Floating Rate Fund is to provide total return, comprised of current income and capital appreciation by investing in senior secured floating rate loans and other senior secured floating rate debt instruments, and in other instruments that have economic characteristics similar to such instruments. The Fund commenced operations on April 1, 2016.  The FAMCO Fund seeks growth of capital and income. The Predecessor Fund commenced operations on November 29, 2016.

The Floating Rate Fund offers three classes of shares, Class A, Class C and Institutional Class; the FAMCO Fund offers an Institutional Class. Each Fund has an unlimited number of shares of beneficial interest, with no par value and represents an equal pro rata interest in each Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income and expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets on a daily basis.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Equity investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2022

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees (the “Board”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler or Pretium under procedures established by and under the general supervision and responsibility of the Board.

The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

Options are valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Adviser.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. The inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investments in each category investment type as of March 31, 2022:

Floating Rate Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans	$-	$66,012,053	$-	$66,012,053
Common Stock	35,124	-	-	35,124
Exchange Traded Fund	1,582,592	-	-	1,582,592
Short-Term Investment	4,603,416	-	-	4,603,416
Total	$6,221,132	$66,012,053	$-	$72,233,185

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2022

FAMCO Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$41,602,661	$-	$-	$41,602,661
Purchased Options	443,072	-	-	443,072
Short-Term Investment	781,596	-	-	781,596
Total	$42,827,329	$-	-	$42,827,329
Liabilities:
Written Options	$(424,028)	$-	$-	$(424,028)
Total	$(424,028)	$-	$-	$(424,028)

See the Schedule of Investments for further detail of investment classifications.

(b) Derivatives Investments - The FAMCO Fund invests in certain derivatives, as detailed below, to meet its investment objectives.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund by investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended March 31, 2022 was related to the use of purchased and written options. The Fund sells (writes) call options on a majority of these stocks and ETFs, or a representative index, such as the S&P 500, in seeking to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received. The Fund may also purchase and sell exchange traded put options, employing an option overlay known as a “Put/Spread” strategy in order to provide additional downside protection and risk-reduction. The options may be based on the S&P 500 Index or on ETFs that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, the downside protection from index put spread and the income from the call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies (strategies that do not employ call or put options).

As the seller of a call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of a call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2022

FAMCO Fund

Consolidated Statement of Assets and Liabilities Location
Assets
Risk Exposure Category	Investments(1)
Equity	$443,072
Total	$443,072

Liabilities
Risk Exposure Category	Written Options
Equity	$(424,028)
Total	$(424,028)

(1)	Includes purchased options

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended March 31, 2022:

Amount of Realized Loss on Derivatives
Risk Exposure Category	Investments(1)	Written Options
Equity	$(1,763,118)	$(722,808)
Total	$(1,763,118)	$(722,808)

Change in Unrealized Gain on Derivatives
Risk Exposure Category	Investments(1)	Written Options
Equity	$45,970	$(5,435)
Total	$45,970	$(5,435)

(1)	Includes purchased options

The FAMCO Fund had outstanding purchased and written option contracts as listed on the Schedule of Investments as of March 31, 2022. The fair market value of purchased options is included in Investments in securities, and written options is reported separately on the Statement of Assets and Liabilities. For the period ended March 31, 2022, the month-end average number of purchased and written option contracts for the FAMCO Fund was 92 and (184), respectively.

(c) Federal Income Taxes - The Funds have elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended March 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. Each Fund’s income tax returns are subject to examination by the tax authorities in the United States for a period of three years after they are filed.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2022

(d) Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Floating Rate Fund declares dividends from any net investment income daily and pays monthly. The FAMCO Fund makes distributions from net investment income, if any, at least annually. Net realized gains from investment transactions, if any, are distributed to shareholders annually. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Indemnifications – In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that has not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(f) Other – The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Fee income from bank loan investments, including amendment and consent fees, are presented separately on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds pay the Adviser a monthly fee based on the average daily net assets at an annual rate of 0.65% for the Floating Rate Fund and 0.60% for the FAMCO Fund. The management fee for the Predecessor Fund and the FAMCO Fund, prior to September 1, 2021, was 0.78%. The Adviser has entered into Sub-Advisory agreements with Pretium and USCA for the Floating Rate Fund and FAMCO Fund, respectively; the compensation for each sub-adviser is based on assets under management and is paid out of Ziegler’s advisory fees.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Floating Rate Fund for expenses in excess of 0.99%, 1.74%, and 0.74% of average daily net assets for Class A, Class C, and Institutional Class, respectively, and 0.70% for the FAMCO Fund, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest expense relating to short sales, dividend expense, borrowing costs, extraordinary expenses, and brokers’ commissions and other charges relating to the purchase and sale of the Funds’ portfolio securities.  The Expense Cap for the FAMCO Fund was lowered from 1.15% to 0.70% effective September 1, 2021. Prior to the conversion, the Predecessor Fund had a similar agreement to limit the operating expenses to 1.15% of average net assets.

The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement within 36 months following the month in which the Adviser reduced its compensation and/or assumed expenses for the Funds, provided that the total operating expenses of the Funds, including the recoupment, do not exceed the established limitation on expenses for that year.

At March 31, 2022, the amounts reimbursed by the Adviser and the eligible recapture periods are as follows:

Year Waived / Reimbursed	Floating Rate Fund	FAMCO Fund	Expiration
2019	$176,379	$-	September 30, 2022
2020	341,145	-	September 30, 2023
2021	328,719	107,066 *	September 30, 2024
2022	173,609	122,059	March 31, 2025
	$1,019,852	$229,125

*Includes post conversion period only, from 12/21/2021 to 9/30/2021.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the administrator, fund accountant and transfer agent to the Funds.  Fund Services provided similar services to the Predecessor Fund. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), serves as the Funds’ distributor and principal underwriter. For the period ended March 31, 2022, the Funds incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

	Floating Rate Fund	FAMCO Fund
Administration & fund accounting	$72,800	$45,661
Transfer agent	37,241	9,942
Custody	9,849	4,185
Compliance	10,966	11,173

At March 31, 2022, the Funds had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

	Floating Rate Fund	FAMCO Fund
Administration & fund accounting	$24,839	$15,172
Transfer agent	13,309	3,726
Custody	4,938	786
Compliance	3,466	3,673

The above payable amounts are included in Accrued expenses and other liabilities in the Statement of Assets and Liabilities.

There is a maximum initial sales charge of 4.25% for Class A shares of the Floating Rate Fund and a contingent deferred sales charge (“CDSC”) of 1.00% on C shares of the Fund. There is no initial sales charge on purchases of $1,000,000 or more of Class A shares, but a 1.00% CDSC applies when the charge is waived and shares are redeemed within 18 months of purchase.  The Distributor retains a portion of the initial sales charge when shares are purchased through a service agent and will retain the full amount if purchased through the Distributor.  For the period ended March 31, 2022, Quasar did not retain sales charges on sales of the Class A shares of the Fund and CDSCs for Class C shares totaled $0.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2022

The Floating Rate Fund charges a 1.00% redemption fee on the redemption of Class A shares held for 60 days or less.

The Independent Trustees were paid $17,151 for their services and reimbursement of travel expenses during the period ended March 31, 2022. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund for the period ended March 31, 2022, were as follows:

Floating Rate Fund
Purchases	$10,614,779
Sales	$9,919,203

FAMCO Fund
Purchases	$13,371,698
Sales	$14,826,962

Note 5 – Federal Income Tax Information

At September 30, 2021, the components of accumulated earnings (deficit) for income tax purposes were as follows:

	Floating Rate Fund	FAMCO Fund
Cost of Investments……………………………………………………….........	$72,487,372	$35,054,255
Gross Unrealized Appreciation.…………………….……………….………....	581,737	6,951,720
Gross Unrealized Depreciation………………………………….………...…...	(2,377,410)	(551,453)
Net Unrealized Appreciation (Depreciation) on Investments………….............	(1,795,673)	6,400,267

Undistributed ordinary income………………………………...……….………	1,200	94,652
Undistributed long-term capital gains……………………………...….…….…	-	-
Distributable Earnings……………………………………….………...….……	1,200	94,652

Other Accumulated Loss*…………………………………...….……….……	(1,864,962)	(2,574,418)
Total Accumulated Gain (Loss)...............……………………...………………	$(3,659,435)	$3,920,501

*Temporary differences between book and tax amounts are due to straddles, wash sales, and mark to market on §1256 contracts.

At September 30, 2021, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
	Short-Term	Long-Term	Total
Floating Rate Fund	$(49,500)	$(1,815,462)	$(1,864,962)
FAMCO Fund	$(508,197)	$(977,497)	$(1,485,694)

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2022

The tax character of distributions paid during the six months ended March 31, 2022 and September 30, 2021 were as follows:

Floating Rate Fund
	Period Ended March 31, 2022	Year Ended September 30, 2021
Ordinary Income	$1,157,238	$2,499,018

FAMCO Fund

	Period Ended March 31, 2022	Year Ended September 30, 2021
Ordinary Income	$158,957	$77,922

Note 6 – Distribution Plan

The Trust, on behalf of the Floating Rate Fund, adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to the Class A and Class C shares, respectively.  For the period ended March 31, 2022, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Line of Credit

The Floating Rate Fund has access to a $15 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the period ended March 31, 2022 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	200,000
Average daily loan outstanding (7 days)	200,000
Interest expense	81
Loan outstanding as of March 31, 2022	-
Average interest rate	3.25%

Note 8 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2022, Capinco held 39% of the outstanding Institutional Class shares of the Floating Rate Fund, and National Financial and Charles Schwab & Co. Inc. held 63% and 32% of the outstanding shares of the FAMCO Fund, respectively, for the benefit of their shareholders.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2022

Note 9 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Floating Rate Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	04/30/2022	$0.076	$0.059	$0.082

The Funds have determined there were no other subsequent events that would need to be disclosed in the financial statements.

Note 10 – New Accounting Pronouncement

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Ziegler Funds
EXPENSE EXAMPLE
March 31, 2022 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March, 2022 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Floating Rate Fund
Class A
Actual Fund Return	1,000	997.60	4.93
Hypothetical 5% Return	1,000	1,020.00	4.99
Class C
Actual Fund Return	1,000	993.70	8.65
Hypothetical 5% Return	1,000	1,016.26	8.75
Institutional Class
Actual Fund Return	1,000	998.70	3.69
Hypothetical 5% Return	1,000	1,021.24	3.73

FAMCO Fund
Institutional Class
Actual Fund Return	1,000	1,001.00	3.49
Hypothetical 5% Return	1,000	1,021.44	3.53

(1)
Expenses for the Floating Rate Fund are 0.99%, 1.74% and 0.74% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365. Expenses for the FAMCO Fund are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365.  The expense ratios for each Fund reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Funds
OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT.  The Funds’ Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at (833) 777-1533 or on the EDGAR Database on the SEC’s website at ww.sec.gov.  The Funds file their proxy voting records annually as of June 30 with the SEC on Form N-PX.  The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Privacy Notice

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Ziegler Capital Management, LLC
30 S. Wacker Drive, Suite 2800
Chicago, IL 60606

Investment Sub-Adviser
Pretium Credit Management, LLC
c/o Pretium Partners, LLC
810 Seventh Avenue, Suite 2400
New York, New York 10019

Investment Sub-Adviser
USCA Asset Management, LLC
4444 Westheimer Road, Suite G500
Houston, TX 77027

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 1250
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
    Christopher E. Kashmerick, President

Date           6/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
    Christopher E. Kashmerick, President

Date          6/6/2022

By /s/ Russell B. Simon
                    Russell B. Simon, Treasurer

Date        6/6/2022